CONVERTIBLE DEBENTURES OFFERING - Disclosure of detailed information about debentures during the period (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 CAD ($)
Debt instruments held [abstract]
Beginning Balance	$ 0
Issued	2,092
Recognition of discount	(297)
Amortization of discount expenses	173
Ending Balance	$ 1,968